Stock-Based Compensation - Schedule of Fair Value of Each Option Award Estimated Assumption (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate, minimum	1.47%	2.44%
Risk-free interest rate, maximum	1.85%	3.01%
Expected dividend yield	0.00%	0.00%
Expected volatility, minimum	133.01%
Expected volatility, maximum	171.87%
Expected volatility		170.32%
Expected life	5 years
Minimum [Member]
Expected life		6 months
Maximum [Member]
Expected life		5 years 6 months